Pioneer Real
Estate Shares

Schedule of Investments | March 31, 2021

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Schedule of Investments | 3/31/21 (unaudited) (continued)

Shares			Value
		UNAFFILIATED ISSUERS - 97.9%
		COMMON STOCKS - 97.9% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 93.4%
29,777		Acadia Realty Trust	$564,870
4,249		Agree Realty Corp.	286,000
12,925		Alexandria Real Estate Equities, Inc.	2,123,577
31,609		American Homes 4 Rent,	1,053,844
4,458		American Tower Corp.	1,065,729
49,001		Brixmor Property Group, Inc.	991,290
9,345		Camden Property Trust	1,027,109
46,192		Cedar Realty Trust, Inc.	688,261
25,563	(a)	Chatham Lodging Trust	336,409
21,892		Cousins Properties, Inc.	773,882
18,825	(a)	Cushman & Wakefield PLC	307,224
13,928		EastGroup Properties, Inc.	1,995,604
8,113		Equinix, Inc.	5,513,514
20,130		Essential Properties Realty Trust, Inc.	459,568
5,185		Essex Property Trust, Inc.	1,409,490
14,778		Extra Space Storage, Inc.	1,958,824
15,087		First Industrial Realty Trust, Inc.	690,834
23,577		Gaming & Leisure Properties, Inc.	1,000,372
17,462		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	979,618
8,287		Highwoods Properties, Inc.	355,844
40,025		Independence Realty Trust, Inc.	608,380
10,112		Innovative Industrial Properties, Inc.	1,821,778
53,392		Kimco Realty Corp.	1,001,100
28,026		Kite Realty Group Trust	540,622
5,263		Lamar Advertising Co.	494,301
10,980		Life Storage, Inc.	943,731
65,459		Medical Properties Trust, Inc.	1,392,968
37,426		MGM Growth Properties LLC	1,220,836
8,425		Mid-America Apartment Communities, Inc.	1,216,233
8,168		National Health Investors, Inc.	590,383
13,930		National Retail Properties, Inc.	613,895
58,075		National Storage Affiliates Trust	2,318,935
92,394		New Senior Investment Group, Inc.	575,615
27,959		Omega Healthcare Investors, Inc.	1,024,138
73,215	(a)	Park Hotels & Resorts, Inc.	1,579,980
26,901		Pebblebrook Hotel Trust	653,425
40,514		Preferred Apartment Communities, Inc.	399,063
57,103		Prologis, Inc.	6,052,918
3,397		PS Business Parks, Inc.	525,108
126,889		Retail Properties of America, Inc.	1,329,797
19,271		Rexford Industrial Realty, Inc.	971,258
13,959	(a)	Ryman Hospitality Properties, Inc.	1,081,962
40,315		Sabra Health Care Real Estate Investment Trust, Inc.	699,868
34,067		Safehold, Inc.	2,388,097
25,728		Simon Property Group, Inc.	2,927,075
40,785		SITE Centers Corp.	553,045
17,163		SL Green Realty Corp.	1,201,238
18,012		STORE Capital Corp.	603,402
10,951		Sun Communities, Inc.	1,643,088
56,511		UDR, Inc., Class REIT	2,478,572
35,561		Urstadt Biddle Properties, Inc.	592,091
55,850		VICI Properties, Inc.	1,577,204
30,765	(a)	Xenia Hotels & Resorts, Inc.	599,917
		Total Equity Real Estate Investment Trusts (REITs)	$65,801,886
		Hotels, Restaurants & Leisure - 0.5%
5,749	(a)	BJ's Restaurants, Inc.	$333,902
		Total Hotels, Restaurants & Leisure	$333,902
		Mortgage Real Estate Investment Trust (REIT) - 0.3%
45,563		AG Mortgage Investment Trust, Inc.	$183,619
		Total Mortgage Real Estate Investment Trust (REIT)	$183,619
		Real Estate Management & Development - 2.7%
2,424	(a)	Jones Lang LaSalle, Inc.	$433,993
38,013		Newmark Group, Inc.	380,320
44,056	(a)	Realogy Holdings Corp.	666,567
6,463	(a)	Redfin Corp.	430,371
		Total Real Estate Management & Development	$1,911,251
		Specialty Retail - 1.0%
19,209	(a)	Urban Outfitters, Inc.	$714,383
		Total Specialty Retail	$714,383
		TOTAL COMMON STOCKS
		(Cost $52,959,545)	$68,945,041
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.9%
		(Cost $52,959,545)	$68,945,041
		OTHER ASSETS AND LIABILITIES - 2.1%	$1,514,507
		NET ASSETS - 100.0%	$70,459,548

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 68,945,041	$ –	$ –	$ 68,945,041
Total Investments in Securities	$ 68,945,041	$ –	$ –	$ 68,945,041

For the three months ended March 31, 2021, there were no transfers in or out of Level 3.

Pioneer Real Estate Shares | 3/31/21